SCHEDULE OF OTHER INCOME (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2026 JPY (¥)	Jun. 30, 2026 USD ($)	[1]	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	[1]	Jun. 30, 2024 JPY (¥)	[1]
IfrsStatementLineItems [Line Items]
Derecognized related assets with aggregate carrying amount	¥ 627,115
Recognized gain in connection with sale of property	¥ 283,830
Offsetting losses from other retirements and disposals of property and equipment				¥ 16,451
Gain on disposal property and equipment		$ 1,644		267,379
Independent third party [member]
IfrsStatementLineItems [Line Items]
Business combination consideration transferred				¥ 910,945

[1]	During the year ended June 30, 2026, the Company sold its head-office property in Japan, comprising land, a building and related leasehold improvements, to an independent third party for consideration of JPY910,945 thousand, net of tax and brokerage fee. Upon transfer of legal title of the property in February 2026, the Company derecognized the related assets with an aggregate carrying amount of JPY627,115 thousand and recognized a gain of JPY283,830 thousand. After offsetting losses of JPY16,451 thousand from other retirements and disposals of property and equipment, the Company recognized a net gain on disposal of JPY267,379 thousand.